Employee Related Obligations (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Employee Related Obligations (Textual) [Abstract]
Prepaid employee related obligation	$ 233	$ 2,363